       As filed with the Securities and Exchange Commission on September 4, 2007
                                               Securities Act File No. 333-57793
                               Investment Company Act of 1940 File No. 811-08839

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                      Post-Effective Amendment No. 24 / X /

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

                             Amendment No. 26 / X /

                              SPDR(R) SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               One Lincoln Street
                           Boston, Massachusetts 02111
                                 ---------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (866) 787-2257

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                             One Lincoln Street/LCC6
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                   Copies to:
                              W. John McGuire, Esq.
                          Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b)
[X] on September 18, 2007 pursuant to Rule 485, paragraph (b)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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NOTE: This Post-Effective Amendment No. 24 to the Registrant's Registration
Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until September 18, 2007, the effectiveness of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A related to the SPDR(R) Lehman International Treasury Bond ETF and SPDR(R) Barclays Capital Global TIPS ETF, which was filed pursuant to Rule 485(a) under the Securities Act on June 21, 2007 (the "Amendment").

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.


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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 4th day of September, 2007.

                                                  SPDR(R) SERIES TRUST

                                             By: /s/ James Ross*
                                                 ------------------------
                                                 James Ross
                                                 President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

      SIGNATURES                 TITLE                                    DATE
/s/ Gary L. French*     Treasurer and Principal Financial Officer     September 4, 2007
------------------
Gary L. French

/s/David M. Kelly*      Trustee                                       September 4, 2007
------------------
David M. Kelly

/s/Frank Nesvet*        Trustee                                       September 4, 2007
----------------
Frank Nesvet

/s/Helen Peters*        Trustee                                       September 4, 2007
----------------
Helen F. Peters


/s/ James Ross          Trustee, President and                        September 4, 2007
----------------        Principal Executive Officer
James Ross

*By: /s/ Ryan M. Louvar
     -----------------------
     Ryan M. Louvar
     As Attorney-in-Fact
     Pursuant to Power of Attorney